Asset retirement obligations - Narrative (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, current	$ 34	$ 27	$ 39
Asset retirement obligations, noncurrent	$ 235	$ 242	$ 245